ORGANIZATION AND DESCRIPTION OF OUR COMPANY	6 Months Ended
Jun. 30, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
ORGANIZATION AND DESCRIPTION OF OUR COMPANY	ORGANIZATION AND DESCRIPTION OF OUR COMPANYBrookfield Infrastructure CorporationBrookfield Infrastructure Corporation and its subsidiaries, own and operate regulated utilities investments in Brazil, the United Kingdom and Australia (the “businesses”). Our company was formed as a corporation established under the British Columbia Business Corporation Act on August 30, 2019 and is a subsidiary of Brookfield Infrastructure Partners L.P. (the “partnership”), which we also refer to as the parent company and Brookfield Infrastructure. The partnership, our company and our respective subsidiaries, are referred to collectively as our group. Brookfield Asset Management Inc. (“Brookfield”) is our company’s ultimate parent. The class A exchangeable subordinate voting shares (“exchangeable shares”) of Brookfield Infrastructure Corporation are listed on the New York Stock Exchange and the Toronto Stock Exchange under the symbol “BIPC”. The registered head office of Brookfield Infrastructure Corporation is 250 Vesey Street, New York, NY, United States. The exchangeable shares of our company are structured with the intention of being economically equivalent to the units of the partnership. Given the economic equivalence, we expect that the market price of the exchangeable shares will be significantly impacted by the market price of the partnership’s units and the combined business performance of our company and Brookfield Infrastructure as a whole.